ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS RECEIVABLE
NOTE 4 - ACCOUNTS RECEIVABLE:

Accounts receivable consist of the following:

	December 31
	2019	2018

Trade	6,186	6,768
Notes receivable	1,248	1,138
Less - allowance for doubtful debt	(432)	(354)
	7,002	7,552
Less - non-current accounts receivable	(374)	(544)
Total accounts receivable	6,628	7,008